Personnel expenses and carried interest allocation - Summary of Cost of Services Rendered (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Description Of Cost Of Services Rendered [Line Items]
Salaries and wages	$ (37,945)	$ (33,991)	$ (14,377)
Officers’ Fund	(324)	(1,657)	(2,196)
Rewards and bonuses	(24,256)	(20,940)	(21,828)
Social security contributions and payroll taxes	(5,236)	(4,746)	(3,898)
Carried interest bonuses	0	0	(890)
Restructuring costs – personnel (a)	(2,247)	(530)	0
Share based incentive plan (note 28(d))	(1,465)	(731)	(764)
Strategic Bonus	(1,141)	(1,107)	(15)
Other short-term benefits	(6,164)	(6,077)	(3,636)
Personnel expenses			(47,604)
Personnel expenses	(78,778)	(69,779)	(47,604)
Carried interest allocation	$ (25,257)	(10,171)	$ (30,204)
Carried interest allocation | PBPE Fund III (Ontario) L.P
Description Of Cost Of Services Rendered [Line Items]
Percentage of performance fee receivable from related party	35.00%
Payables to related parties	$ 31,900	12,400
Current payables to related parties	9,300
Non-current payables to related parties	$ 22,600	$ 2,100